Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
STOCKHOLDERS' EQUITY
STOCKHOLDERS’ EQUITY
Distribution Reinvestment Plan
Prior to the suspension of the DRIP on December 6, 2012, the Company allowed stockholders to elect to have their distributions reinvested in additional shares of the Company’s common stock at a price equal to the Estimated Share Value. No sales commissions or dealer manager fees were paid on shares sold under the DRIP. The Company may terminate or further amend the DRIP at the Company’s discretion at any time upon ten days prior written notice to the stockholders. During the years ended December 31, 2012 and 2011, 6.1 million and 7.0 million shares were purchased under the DRIP, for $57.0 million and $59.7 million, respectively.
Share Redemption Program
Prior to the suspension of the share redemption program on December 6, 2012, the Company allowed its stockholders to sell their shares back to the Company after they have held them for at least one year, subject to the significant conditions and limitations described below.
During any calendar year, the Company will not redeem in excess of 3% of the weighted average number of shares outstanding during the prior calendar year and the cash available for redemption is limited to the proceeds from the sale of shares pursuant to the DRIP during such calendar year. In addition, the Company will redeem shares on a quarterly basis, at the rate of one-fourth of 3% of the weighted average number of shares outstanding during the prior calendar year (including shares requested for redemption upon the death of a stockholder). Funding for redemptions for each quarter will be limited to the net proceeds received from the sale of shares, during such quarter, under the DRIP.
The redemption price per share (other than for shares purchased pursuant to the DRIP) depends on the length of time the stockholder has held such shares as follows: after one year from the purchase date – 92.5% of the Estimated Share Value; after two years from the purchase date – 95.0% of the Estimated Share Value; after three years from the purchase date – 97.5% of the Estimated Share Value; and after four years from the purchase date – 100% of the Estimated Share Value. The redemption price for shares purchased pursuant to the DRIP will be 100% of the Estimated Share Value.
Upon receipt of a request for redemption, the Company may conduct a Uniform Commercial Code search to ensure that no liens are held against the shares. If the Company cannot purchase all shares presented for redemption in any quarter, based upon the limit on the number of shares and/or insufficient cash available, the Company will give priority to the redemption of decreased stockholders’ shares. The Company next will give priority to requests for full redemptions of accounts with a balance of 250 shares or less at the time the Company receives the request, in order to reduce the expense of maintaining small accounts. Thereafter, the Company will honor the remaining redemption requests on a pro rata basis. Following such redemption period, the unsatisfied portion of the prior redemption request must be resubmitted, prior to the last day of the new quarter. Unfulfilled requests for redemption will not be carried over automatically to subsequent redemption periods.
The Company redeems shares on the last business day of the month following the end of each fiscal quarter. Requests for redemption must be received on or prior to the end of the fiscal quarter in order for the Company to repurchase the shares in the month following the end of the fiscal quarter.
The following table shows information regarding the Company’s share redemptions during the years ended December 31, 2012 and 2011, respectively (in thousands). The information presented is based on the quarter in which the redemption request was received. Valid redemption requests include requests that were unfulfilled and resubmitted from a previous period.

	Valid Redemption Request Received(2)	Valid Redemption Requests Fulfilled (1)		Valid Redemption Requests Unfulfilled
	Shares	Shares	Dollars	Shares
Quarter Ended:
December 31, 2012	3,646	1,471	$13,756	2,175
September 30, 2012	5,842	1,530	$14,270	4,312
June 30, 2012	5,876	1,540	$14,349	4,336
March 31, 2012	4,174	1,566	$14,539	2,608

	Valid Redemption Request Received(2)	Valid Redemption Requests Fulfilled (1)		Valid Redemption Requests Unfulfilled
	Shares	Shares	Dollars	Shares
Quarter Ended:
December 31, 2011	5,104	1,547	$14,354	3,557
September 30, 2011	5,801	1,537	$14,208	4,264
June 30, 2011	4,747	1,549	$14,261	3,198
March 31, 2011	4,787	1,553	$12,217	3,234
(1) The Company generally redeems shares on the last business day of the month following the end of each fiscal quarter in which requests were received; however, due to the suspension of the share redemption program, the Company redeemed shares for the quarter ending December 31, 2012 in December 2012, with the exception of the amounts discussed in Note 22 to these consolidated financial statements.
(2) A valid redemption request is one that complies with the applicable requirements and guidelines of our share redemption program in effect at such time.